                           Allmerica Investment Trust

    (Supplement Effective September 1, 1999 to Prospectus dated May 1, 1999)



The information relating to the Select Aggressive Growth Fund and the Select Capital Appreciation Fund in the table under the heading, "Fees and Expenses of the Funds", in the section entitled, "Expense Summary", in the Prospectus is amended as follows:

                                         Shareholder              Annual Fund Operating Expenses          Total Annual
                                            Fees               (expenses deducted from Fund assets)           Fund
                                     (fees paid directly      Management   Distribution        Other        Operating
                                    from your investment)        Fees      (12b-1) Fees       Expenses      Expenses
                                    ---------------------     ----------   ------------       --------      --------
Select Aggressive Growth Fund               None              0.82%***          None           0.07%      0.89%(1),(2)***
Select Capital Appreciation Fund            None              0.94%***          None           0.10%      1.04%(1),(2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

The percentages shown in footnote (2) under the heading, "Fees and Expenses of the Funds", in the section entitled, "Expense Summary", in the Prospectus are changed to 0.86% for the Select Aggressive Growth Fund and 1.02% for the Select Capital Appreciation Fund.

The information relating to the Select Aggressive Growth Fund and the Select Capital Appreciation Fund in the table under the heading, "Example", in the section entitled, "Expense Summary", in the Prospectus is amended as follows:


                                     1 Year    3 Years    5 Years    10 Years
                                     ------    -------    -------    --------

Select Aggressive Growth Fund          $89       $278       $483      $1,074
Select Capital Appreciation Fund      $104       $325       $563      $1,246